Fair Value Measurements - Assumptions for convertible promissory notes (Details)	Sep. 30, 2024 Y $ / shares	Jul. 31, 2024 Y $ / shares	Jun. 30, 2024 Y	Dec. 31, 2023 Y
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input | $ / shares	25.4	25.8
Discount rate | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.368
Discount rate | October 2022 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.387	36.8
Discount rate | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.306
Discount rate | April 2023 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.319	30.6
Discount rate | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.306
Discount rate | November 2023 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.319	30.6
Discount rate | February 2024 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.319
Expected Term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	3.58	3.75
Expected Term (years) | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.33
Expected Term (years) | October 2022 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.04	0.33
Expected Term (years) | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.33
Expected Term (years) | April 2023 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.04	0.33
Expected Term (years) | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.33
Expected Term (years) | November 2023 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.04	0.33
Expected Term (years) | February 2024 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.04
Risk-Free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.0355	0.0401
Risk-Free interest rate | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.054
Risk-Free interest rate | October 2022 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.055	5.4
Risk-Free interest rate | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.054
Risk-Free interest rate | April 2023 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.055	5.4
Risk-Free interest rate | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				0.054
Risk-Free interest rate | November 2023 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.055	5.4
Risk-Free interest rate | February 2024 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			0.055
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input	0.80	0.60
Volatility | October 2022 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				1.10
Volatility | October 2022 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			3.85	110
Volatility | April 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				1.10
Volatility | April 2023 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			3.85	110
Volatility | November 2023 Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input				1.10
Volatility | November 2023 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			3.85	110
Volatility | February 2024 Convertible Notes | Adagio Medical Inc
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Promissory notes measurement input			3.85